AMERICAN CENTURY INVESTMENT TRUST | HIGH-YIELD FUND

American Century Investment Trust Prospectus Supplement
High-Yield Fund
Supplement dated October 2, 2017 ■ Prospectus dated July 28, 2017

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY INVESTMENT TRUST - HIGH-YIELD FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.84%	0.74%	0.64%	0.84%	0.84%	0.84%	0.64%	0.59%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.85%	0.75%	0.65%	1.10%	1.85%	1.35%	0.65%	0.60%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.78%	0.68%	0.58%	1.03%	1.78%	1.28%	0.58%	0.53%
[1]	The advisor has agreed to waive 0.07 percentage points of the fund’s management fee. The advisor expects this waiver to continue until October 1, 2018 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The following replaces the Example section on page 2 of the prospectus.Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY INVESTMENT TRUST - HIGH-YIELD FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	80	265	465	1,043
I CLASS	70	233	411	924
Y CLASS	59	201	356	804
A CLASS	551	778	1,023	1,724
C CLASS	181	576	995	2,161
R CLASS	131	421	733	1,617
R5 CLASS	59	201	356	804
R6 CLASS	54	185	328	744